LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Equity method investments	$ 68,717
Carrying value	7,029
Equity method investments, other than temporary impairment	1,900,000
Recognized loss from equity method investments	(836)	$ (307,403)
Impairment charges	0	0
Recognized loss from equity method investments	836	307,403
Equity investments without readily determinable fair value	61,688		$ 87,734
Initial investment equity investments without readily determinable fair value	711,000
Impairment charges of equity method investments	$ 20,000.00	$ 30,000.00